SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 18, 2024	Feb. 14, 2024	Oct. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Aug. 12, 2020
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 3,786,000	$ 7,400,000				$ 2,764,000
Common stock par value				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Inducement warrant										16,000
Warrants exercise price										$ 15.25
Proceeds from Warrant Exercises							$ 7,500,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0001
Inducement warrant	1,363,812
Warrants exercise price	$ 3.15		$ 3.83
Proceeds from Warrant Exercises	$ 4,300,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Inducement warrant			980,393
Securities Purchase Agreement [Member] | Private Placement [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Inducement warrant			980,393
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues			$ 4.0
Common stock par value			$ 0.0001
Inducement [Member] | Series B Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercise price		$ 4.02
Proceeds from Warrant Exercises		$ 4,000,000.0
Inducement Agreement [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Inducement warrant		1,470,592
Warrants exercise price		$ 4.02
Proceeds from Warrant Exercises		$ 4,000,000.0
Inducement Agreement [Member] | Series B Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Inducement warrant		1,470,592
Warrants exercise price		$ 4.02
Proceeds from Warrant Exercises		$ 4,000,000.0
Inducement Agreement [Member] | Series B-1 Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Inducement warrant		735,296
Warrants exercise price		$ 5.05
Inducement Agreement [Member] | Series B-2 Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Inducement warrant		735,296
Warrants exercise price		$ 5.05